EARNINGS PER COMMON SHARE - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Earnings Per Share Disclosure [Line Items]
Investment Warrants, Exercise Price	$ 12.12
Antidilutive Stock Options
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	215,452	1,092,253	420,076
Antidilutive Warrants
Earnings Per Share Disclosure [Line Items]
Stock options and warrants with an exercise price greater than the average market price of the common shares not included in the computation of net income per diluted share	465,117	465,117	465,117